SCHEDULE II - Condensed Financial Information of Registrant - Statements of Cash Flow (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 03, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Net income available to common shareholders		$ 113.3	$ 2,132.5	$ 52.6
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Revaluation of The Fidelis Partnership	$ (1,707.1)	0.0	(1,707.1)	0.0
Net income attributable to non-controlling interests		0.0	0.0	9.7
Share compensation expense		7.8	27.6	10.8
Deferred tax expense/(benefit)		9.8	(86.5)	(10.4)
Net changes in assets and liabilities:
Amounts due from The Fidelis Partnership		(37.6)	(176.2)	0.0
Amounts due to The Fidelis Partnership		56.8	334.0	0.0
Other assets		(10.9)	34.6	(3.0)
Other liabilities		31.1	16.6	23.3
Net cash provided by operating activities		618.2	495.2	741.4
Investing activities
Net cash provided by/(used in) investing activities		(475.8)	(834.9)	215.9
Financing activities
Dividends on common shares		(46.2)	0.0	(0.5)
Repurchase of common shares		(105.5)	0.0	0.0
Tax paid on withholding shares		(2.2)	(50.6)	0.0
Proceeds from issuance of common stock, net of issuance costs		0.0	89.4	0.0
Cumulative dividends on warrants		0.0	(34.1)	0.0
Net cash used in financing activities		(153.9)	(106.9)	(16.2)
Net increase/(decrease) in cash, restricted cash, and cash equivalents		(17.5)	(443.8)	931.9
Cash, restricted cash, and cash equivalents, beginning of year		964.1	1,407.9	476.0
Cash, restricted cash, and cash equivalents, end of year		946.6	964.1	1,407.9
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net income available to common shareholders		113.3	2,132.5	52.6
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Revaluation of The Fidelis Partnership		0.0	(1,707.1)	0.0
Net income attributable to non-controlling interests		34.5	(397.1)	105.7
Share compensation expense		7.8	27.6	10.8
Deferred tax expense/(benefit)		9.6	2.6	(14.2)
Net changes in assets and liabilities:
Amounts due from The Fidelis Partnership		0.2	(0.2)	0.0
Amounts due to The Fidelis Partnership		(63.8)	(5.4)	(14.9)
Other assets		0.6	3.0	(4.2)
Other liabilities		1.8	12.6	(4.6)
Net cash provided by operating activities		104.0	68.5	131.2
Investing activities
Contributed capital to subsidiaries		0.0	(90.0)	0.0
Net cash provided by/(used in) investing activities		0.0	(90.0)	0.0
Financing activities
Dividends on common shares		(46.2)	0.0	(0.5)
Repurchase of common shares		(105.5)	0.0	0.0
Proceeds from issuance of common stock, net of issuance costs		0.0	89.4	0.0
Non-controlling interest share transactions		0.0	(6.1)	(18.2)
Net cash used in financing activities		(153.9)	(1.4)	(18.7)
Net increase/(decrease) in cash, restricted cash, and cash equivalents		(49.9)	(22.9)	112.5
Cash, restricted cash, and cash equivalents, beginning of year		104.7	127.6	15.1
Cash, restricted cash, and cash equivalents, end of year		$ 54.8	$ 104.7	$ 127.6